Derivative instruments and hedging activities - Cash flow hedges and non-hedging derivatives outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Notional Amount Of Derivatives
Derivative, Notional Amount	$ 267,232	$ 350,223
Derivative Asset Fair Value Net
Deivatives assets	26,093	20,785
Derivative Liability Fair Value Net
Derivatives liabilities	22,878	18,925
Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	87,900	188,800
Derivative Asset Fair Value Net
Deivatives assets	18	0
Derivative Liability Fair Value Net
Derivatives liabilities	125	1,267
Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	179,332	161,423
Derivative Asset Fair Value Net
Deivatives assets	26,075	20,785
Derivative Liability Fair Value Net
Derivatives liabilities	22,753	17,658
Forward contracts | Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	87,900	188,800
Forward contracts | Designated As Hedging Instrument Member | Other assets
Derivative Asset Fair Value Net
Deivatives assets	18	0
Forward contracts | Designated As Hedging Instrument Member | Other liabilities
Derivative Liability Fair Value Net
Derivatives liabilities	125	1,267
Interest rate cap | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	27,866	29,248
Interest rate cap | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	0	0
Interest rate cap | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivatives liabilities	0	0
Indexed options on deposits | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	79,114	69,054
Indexed options on deposits | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	26,075	20,785
Bifurcated embedded options | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	72,352	63,121
Bifurcated embedded options | Non designated as hedging instrument | Interest-bearing deposits
Derivative Liability Fair Value Net
Derivatives liabilities	$ 22,753	$ 17,658